Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Change in Fair Value

	Public Warrants (Level 1)	Private Placement Warrants (Level 3)	Total Warrant liability
Balance, December 31, 2021	$35,200	$21,278	$56,478
Change in fair value	(22,240)	(14,223)	(36,463)
Balance, December 31, 2022	$12,960	$7,055	$20,015
Change in fair value	18,439	15,663	34,102
Balance, December 31, 2023	$31,399	$22,718	$54,117

	Restricted sponsor shares (level 3)	Price adjustment shares (level 3)	Total
Balance, December 31, 2021	$44,712	$79,404	$124,116
Change in fair value of restricted sponsor shares and price adjustment shares	(27,180)	(53,220)	(80,400)
Balance, December 31, 2022	$17,532	$26,184	$43,716
Change in fair value of restricted sponsor shares and price adjustment shares	29,715	55,531	85,246
Balance, December 31, 2023	$47,247	$81,715	$128,962

Schedule of Level 3 Fair Value Measurement Inputs
The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	December 31, 2023	December 31, 2022
Number of private placement warrants	9,666,667	9,666,667
Exercise price	$11.5	$11.5
Share price	$8.66	$4.36
Expiration term (in years)	2.66	3.66
Volatility	51.9%	52.9%
Risk-free Rate	4.10%	4.13%
Dividend yield	0%	0%
The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	December 31, 2023		December 31, 2022
	Restricted sponsor shares	Price adjustment shares	Restricted sponsor shares	Price adjustment shares
Number of shares	7,500,000	15,000,000	7,500,000	15,000,000
Share price	$12.5-$30.0	$12.5-$17.5	$12.5-$30.0	$12.5-$17.5
Remaining exercise period	4.66	2.66	5.66	3.66
Share value	$3.62-$7.17	$4.47-$6.31	$1.17-$2.63	$1.32-$2